Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Average credit period, description	The Group allows an average credit period of 120 -180 days to its trade customers.
Bad debt allowance	$ 4,923,646	$ 2,299,558
Trade receivables	$ 1,874,193	$ 1,509,839